Offerings	Sep. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-1 Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	198,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 198,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,343.80
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2-A Asset Backed Notes and Class A-2-B Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	355,610,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 355,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,109.74
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	355,610,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 355,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,109.74
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	74,180,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 74,180,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,244.26
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	16,710,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 16,710,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,307.65
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class C Asset-Backed Notes, Series GMCAR 2026-4
Amount Registered | shares	15,670,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 15,670,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,164.03
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.